RIGHT-OF-USE ASSET / (LEASE LIABILITIES) (Tables)	12 Months Ended
Jun. 30, 2022
Right-of-use Asset
SCHEDULE OF RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The statement of financial position shows the following amounts relating to leases:

	2022	2021
	$	$
Right-of-use assets
Right-of-use assets	647,150	180,528

Lease Liabilities
Lease liabilities - Current	(264,130)	(179,626)
Lease liabilities – Non-Current	(388,396)	(24,412)
Total	(652,526)	(204,038)

SCHEDULE OF EXPENSES RELATING TO LEASES

The statement of profit or loss under general and administrative expenses includes the following amounts relating to leases:

	2022	2021
	$	$
Depreciation charge of right-of-use assets
Depreciation Expense (for Leased Assets)	235,241	212,474
Interest expense (included in finance costs)	15,215	16,338

Low value leases	26,408	-